Operating Segments - Summary of Bank's Financial Results by Geographic Region (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023
Disclosure of geographical areas [line items]
Net interest income	[1],[2],[3]	$ 19,252		$ 18,262
Non-interest income	[2],[4]	14,418	[5]	13,952	[6]
Total revenues	[2],[3]	33,670		32,214
Non-interest expenses	[3]	19,695		19,121
Income tax expense	[2],[3]	2,032		2,221
Net income	[2],[3]	7,892		7,450
Net income attributable to non-controlling interests in subsidiaries	[2],[3]	134		112
Net income attributable to equity holders of the Bank	[2],[3]	7,758		7,338
Total average assets	[2]	1,419,000		1,396,000
Total average liabilities	[2]	1,338,000		1,319,000
Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	19,252		18,262
Non-interest income	[2]	14,418	[7]	13,952	[8]
Total revenues	[2],[9]	33,670		32,214
Provision for credit losses	[2]	4,051		3,422
Non-interest expenses	[2]	19,695		19,121
Income tax expense	[2]	2,032		2,221
Net income	[2]	7,892		7,450
Net income attributable to non-controlling interests in subsidiaries	[2]	134		112
Net income attributable to equity holders of the Bank	[2]	7,758		7,338
Total average assets	[2]	1,419,000		1,396,000
Total average liabilities	[2]	1,338,000		1,319,000
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	8,933		8,535
Non-interest income	[2]	8,535	[7]	8,597	[8]
Total revenues	[2],[9]	17,468		17,132
Provision for credit losses	[2]	1,701		1,492
Non-interest expenses	[2]	11,198		10,982
Income tax expense	[2]	951		1,041
Net income	[2]	3,618		3,617
Net income attributable to non-controlling interests in subsidiaries	[2]			(3)
Net income attributable to equity holders of the Bank	[2]	3,618		3,620
Total average assets	[2]	874,000		844,000
Total average liabilities	[2]	854,000		832,000
United States [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	870		1,019
Non-interest income	[2]	1,588	[7]	1,351	[8]
Total revenues	[2],[9]	2,458		2,370
Provision for credit losses	[2]	28		59
Non-interest expenses	[2]	1,383		1,246
Income tax expense	[2]	182		276
Net income	[2]	865		789
Net income attributable to equity holders of the Bank	[2]	865		789
Total average assets	[2]	218,000		215,000
Total average liabilities	[2]	189,000		180,000
Mexico [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	2,397		2,168
Non-interest income	[2]	996	[7]	865	[8]
Total revenues	[2],[9]	3,393		3,033
Provision for credit losses	[2]	380		270
Non-interest expenses	[2]	1,610		1,488
Income tax expense	[2]	337		312
Net income	[2]	1,066		963
Net income attributable to non-controlling interests in subsidiaries	[2]	24		22
Net income attributable to equity holders of the Bank	[2]	1,042		941
Total average assets	[2]	64,000		58,000
Total average liabilities	[2]	59,000		53,000
Peru [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	1,425		1,320
Non-interest income	[2]	530	[7]	451	[8]
Total revenues	[2],[9]	1,955		1,771
Provision for credit losses	[2]	501		404
Non-interest expenses	[2]	741		727
Income tax expense	[2]	170		162
Net income	[2]	543		478
Net income attributable to non-controlling interests in subsidiaries	[2]	3		1
Net income attributable to equity holders of the Bank	[2]	540		477
Total average assets	[2]	27,000		28,000
Total average liabilities	[2]	21,000		21,000
Chile [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	2,020		1,830
Non-interest income	[2]	433	[7]	593	[8]
Total revenues	[2],[9]	2,453		2,423
Provision for credit losses	[2]	626		604
Non-interest expenses	[2]	969		1,014
Income tax expense	[2]	156		135
Net income	[2]	702		670
Net income attributable to non-controlling interests in subsidiaries	[2]	42		18
Net income attributable to equity holders of the Bank	[2]	660		652
Total average assets	[2]	56,000		61,000
Total average liabilities	[2]	53,000		59,000
Colombia [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	690		564
Non-interest income	[2]	479	[7]	418	[8]
Total revenues	[2],[9]	1,169		982
Provision for credit losses	[2]	561		392
Non-interest expenses	[2]	723		661
Income tax expense	[2]	(33)		(21)
Net income	[2]	(82)		(50)
Net income attributable to non-controlling interests in subsidiaries	[2]	(50)		(34)
Net income attributable to equity holders of the Bank	[2]	(32)		(16)
Total average assets	[2]	14,000		14,000
Total average liabilities	[2]	14,000		12,000
Caribbean And Central America [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	1,849		1,743
Non-interest income	[2]	1,180	[7]	1,126	[8]
Total revenues	[2],[9]	3,029		2,869
Provision for credit losses	[2]	150		123
Non-interest expenses	[2]	1,440		1,427
Income tax expense	[2]	306		300
Net income	[2]	1,133		1,019
Net income attributable to non-controlling interests in subsidiaries	[2]	115		108
Net income attributable to equity holders of the Bank	[2]	1,018		911
Total average assets	[2]	35,000		34,000
Total average liabilities	[2]	32,000		31,000
Other International [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	[2]	1,068		1,083
Non-interest income	[2]	677	[7]	551	[8]
Total revenues	[2],[9]	1,745		1,634
Provision for credit losses	[2]	104		78
Non-interest expenses	[2]	1,631		1,576
Income tax expense	[2]	(37)		16
Net income	[2]	47		(36)
Net income attributable to equity holders of the Bank	[2]	47		(36)
Total average assets	[2]	131,000		142,000
Total average liabilities	[2]	$ 116,000		$ 131,000

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[3]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[4]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[5]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(9); International Banking – $248; Global Wealth Management – $18; and Other – $(59).
[6]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $72; International Banking – $250; Global Wealth Management – $18; Global Banking and Markets – $1; and Other – $(188).
[7]	Includes net income from investments in associated corporations for Canada – $(68), Mexico – $11, Peru – $4, Chile – $6, Caribbean and Central America – $109, and Other International – $136.
[8]	Includes net income from investments in associated corporations for Canada – $(115), Peru – $3, Chile – $10, Colombia – $(2), Caribbean and Central America – $117, and Other International – $140.
[9]	Revenues are attributed to countries based on where services are performed or assets are recorded.